Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses
Research and development expenses	$ (4,071,000)	$ (11,265,000)
Administrative expenses	(8,309,000)	(14,378,000)
Total Expenses	(12,380,000)	(25,643,000)
Loss from operations	(12,380,000)	(25,643,000)
Interest income	3,672,000	2,840,000
Other income, net	54,000	5,481,000
Equity in loss of affiliates		(1,038,000)
Loss from continuing operations before income tax expense	(8,654,000)	(18,360,000)
Income tax expense	0	0
Loss from continuing operations	(8,654,000)	(18,360,000)
Discontinued operations:
Loss from operations of discontinued operations		(6,898,000)
Gain on sale of discontinued operations		34,364,000
Gain from discontinued operations		27,466,000
Net income (loss)	(8,654,000)	9,106,000
Other comprehensive income (loss):
Unrealized gain on available-for-sale debt securities, net of tax	3,644,000
Foreign currency translation adjustments, net of tax	11,000	746,000
Total comprehensive income (loss)	$ (4,999,000)	$ 9,852,000
Weighted-average number of ordinary shares used in calculating net income (loss) per share - basic	187,794,543	186,001,615
Weighted-average number of ordinary shares used in calculating net income (loss) per share - diluted	187,794,543	186,001,615
Net loss from continuing operations per share - basic	$ (0.05)	$ (0.1)
Net loss from continuing operations per share - diluted	(0.05)	(0.1)
Net income from discontinued operations per share - basic		0.15
Net income from discontinued operations per share - diluted		0.15
Net income (loss) per share - basic	(0.05)	0.05
Net income (loss) per share - diluted	(0.05)	0.05
ADS
Other comprehensive income (loss):
Net loss from continuing operations per share - basic	(0.11)	(0.23)
Net loss from continuing operations per share - diluted	(0.11)	(0.23)
Net income from discontinued operations per share - basic		0.34
Net income from discontinued operations per share - diluted		0.34
Net income (loss) per share - basic	(0.11)	0.11
Net income (loss) per share - diluted	$ (0.11)	$ 0.11